Cover	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	Better Choice Company Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40477
Entity Tax Identification Number	83-4284557
Entity Address, Address Line One	12400 Race Track Road
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33626
City Area Code	212
Local Phone Number	896-1254
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001471727
Title of 12(b) Security	Common Stock, $0.001 par value share
Trading Symbol	BTTR
Security Exchange Name	NYSEAMER